Finance Income and Finance Costs - Summary of Finance Income (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Finance Income Expense [Abstract]
Interest income	$ 50,680	$ 151,219
Other finance income	1,041,202
Finance income	$ 1,091,882	$ 151,219